Going Concern and Management Plans (Details Narrative) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Oct. 29, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Net income		$ (3,981,196)	$ (1,452,759)	$ (13,852,249)	$ 801,352
Accumulated deficit		(19,213,099)		(15,231,903)	(1,379,654)
Working capital		811,970		127,874	11,657,615
Decrease in working capital		939,844			11,529,741
Process from private placement	9,000,000	2,941,960	(109,104)
Vaporin [Member]
Company issued and sold value		14,949,328		25,000,000
March 4, 2015 [Member]
Company issued and sold value				3,500,000
Process from private placement				$ 2,900,000
Issued common stock during period				3,432,314
Number of warrants to purchase shares				2,735,132